Prepayments - Schedule of Prepayments (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Prepayments [Line Items]
Prepayments	$ 2,584,497	$ 20,109,711	$ 11,006,599
Prepayment, current [Member]
Schedule of Prepayments [Line Items]
Prepayments	$ 2,584,497	$ 20,109,711	$ 11,006,599